Structured entities - Additional Information (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2023	Mar. 31, 2022
Disclosure Of Structured Entities [Line Items]
Assets in structured entities	¥ 21,481,116	¥ 21,271,427
Fair value of assets transferred to structured entities at the end of current year	170,695	187,555
Fair value of associated financial liabilities	169,931	186,702
Consolidated structured entities [member]
Disclosure Of Structured Entities [Line Items]
Assets in structured entities	2,486,836	628,297
Securitization Transaction For Some Housing Loans [Member] | Long-term borrowings [member]
Disclosure Of Structured Entities [Line Items]
Liabilities occurred from the securitization transactions	169,500	183,886
Securitization Transaction For Some Housing Loans [Member] | SONY Investments And Advances In The Financial Services Segment [Member]
Disclosure Of Structured Entities [Line Items]
Transferred Assets That Do Not Meet The Requirement For Derecognition Of Financial Assets	¥ 168,173	¥ 182,417